Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	10.78%	11.05%	13.27%	(15.94%)	11.12%	10.49%	16.72%	(4.75%)	14.16%	5.72%
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	8.46%	8.46%	10.81%	(15.07%)	8.99%	8.78%	14.34%	(5.66%)	11.80%	3.55%
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	9.13%	10.28%	11.39%	(15.48%)	10.41%	10.82%	15.22%	(7.78%)	12.54%	0.02%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	5.63%	6.92%	7.77%	(12.33%)	16.87%	7.50%	20.40%	(5.82%)	15.14%	9.60%
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	9.24%	10.50%	12.82%	(15.38%)	11.91%	8.08%	15.94%	(6.50%)	14.47%	4.05%
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	10.20%	12.56%	13.83%	(14.56%)	14.69%	7.00%	17.11%	(7.33%)	17.61%	2.23%
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	8.75%	12.17%	12.82%	(15.94%)	13.31%	6.61%	19.96%	(5.99%)	15.06%	5.10%
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Annual Return [Percent]	8.38%	12.33%	14.27%	(17.13%)	12.38%	11.16%	19.32%	(5.07%)	13.99%	4.68%